Consolidated Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.8%
Adecoagro SA(a)	49,955	$332,201
Arcos Dorados Holdings Inc., Class A	49,943	324,630
Central Puerto SA, ADR	37,335	301,293
Cresud SACIF y A, ADR(a)	14,487	144,580
Despegar.com Corp.(a)(b)	20,431	245,172
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	8,184	143,793
Grupo Supervielle SA, ADR(b)	23,142	135,149
Loma Negra Cia Industrial Argentina SA, ADR(a)	23,801	236,820

		1,863,638

Brazil — 5.5%
AES Tiete Energia SA	65,800	192,976
Aliansce Shopping Centers SA	33,700	177,178
Alupar Investimento SA	56,708	353,194
Anima Holding SA	15,400	74,710
Arezzo Industria e Comercio SA	18,100	233,510
BK Brasil Operacao e Assessoria a Restaurantes SA	64,500	333,672
BR Properties SA	46,241	103,600
Camil Alimentos SA	54,100	93,428
Cia. de Locacao das Americas	36,600	416,079
Cia. de Saneamento de Minas Gerais-COPASA	23,700	376,231
Cia. de Saneamento do Parana	23,300	429,286
Cia. Hering	54,200	406,943
Cosan Logistica SA(a)	57,922	239,122
CVC Brasil Operadora e Agencia de Viagens SA	50,400	664,635
Cyrela Brazil Realty SA Empreendimentos e Participacoes	100,500	447,762
Dommo Energia SA(a)	498,000	49,617
Duratex SA	123,000	331,193
EcoRodovias Infraestrutura e Logistica SA	76,299	184,393
EDP - Energias do Brasil SA	113,200	573,750
Enauta Participacoes SA(a)	32,600	106,185
Eneva SA(a)	46,200	268,509
Estacio Participacoes SA	100,400	755,360
Ez Tec Empreendimentos e Participacoes SA	25,277	142,065
Fleury SA	76,200	385,438
Grendene SA	116,800	210,660
Guararapes Confeccoes SA	27,600	109,994
Iguatemi Empresa de Shopping Centers SA	35,200	359,698
Instituto Hermes Pardini SA	22,700	100,498
Iochpe Maxion SA	41,905	211,752
Light SA	34,300	165,962
Linx SA	47,000	412,439
LOG Commercial Properties e Participacoes SA(a)	11,660	56,566
Mahle-Metal Leve SA	16,700	97,314
Marfrig Global Foods SA(a)	89,100	155,465
Minerva SA(a)	51,200	107,255
MRV Engenharia e Participacoes SA	112,900	496,086
Odontoprev SA	103,300	430,681
Petro Rio SA(a)	34,000	150,874
Qualicorp Consultoria e Corretora de Seguros SA	85,800	441,669
Santos Brasil Participacoes SA	111,000	117,965
Sao Martinho SA	65,600	327,631
Ser Educacional SA(c)	24,735	144,262
SLC Agricola SA	39,000	194,283
Smiles Fidelidade SA	24,700	300,673
TOTVS SA	50,400	508,584
Transmissora Alianca de Energia Eletrica SA	79,400	538,137

Security	Shares	Value

Brazil (continued)
Tupy SA	23,100	$115,901
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	30,740	116,696
Via Varejo SA	200,500	240,739
Wiz Solucoes e Corretagem de Seguros SA	36,400	92,153

		13,542,773

Chile — 1.4%
AES Gener SA	1,121,710	276,055
Besalco SA	152,860	131,877
CAP SA	25,108	250,041
Cia. Sud Americana de Vapores SA(a)	4,364,547	124,759
Engie Energia Chile SA	157,264	262,468
Forus SA	39,419	94,781
Grupo Security SA	431,126	163,420
Inversiones Aguas Metropolitanas SA	145,990	204,428
Inversiones La Construccion SA	12,781	209,514
Parque Arauco SA	223,486	584,773
Ripley Corp. SA	281,626	201,154
Salfacorp SA	131,789	152,251
SMU SA	880,601	221,973
SONDA SA	185,355	242,783
Vina Concha y Toro SA	137,488	274,188

		3,394,465

China — 11.7%
21Vianet Group Inc., ADR(a)(b)	15,927	113,878
361 Degrees International Ltd.(b)	433,000	80,077
500.com Ltd., ADR(a)(b)	6,891	67,601
AGTech Holdings Ltd.(a)(b)	1,496,000	90,631
Ajisen China Holdings Ltd.	247,000	103,960
AK Medical Holdings Ltd.(b)(c)	160,000	78,566
Anxin-China Holdings Ltd.(a)(d)	1,084,000	1
Ascletis Pharma Inc.(a)(b)(c)	111,000	90,747
Asia Cement China Holdings Corp.	192,000	258,104
AVIC International Holdings Ltd., Class H	124,000	62,786
Beijing Capital Land Ltd., Class H	400,000	126,012
Beijing Gas Blue Sky Holdings Ltd.(a)(b)	2,760,000	80,964
Beijing Sports and Entertainment Industry Group Ltd.(a)(b)	512,500	143,804
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	119,000	220,074
Bitauto Holdings Ltd., ADR(a)(b)	10,593	113,769
Boshiwa International Holding Ltd.(a)(b)(d)	32,000	82
Bosideng International Holdings Ltd.	1,294,000	321,827
Camsing International Holding Ltd.(b)	186,000	193,341
Canvest Environment Protection Group Co. Ltd.(b)	454,000	207,876
Capital Environment Holdings Ltd.(a)	2,858,000	84,568
CAR Inc.(a)	288,000	226,637
Central China Real Estate Ltd.	350,000	145,972
CGN Meiya Power Holdings Co. Ltd.(a)(b)(c)	698,000	97,037
Changyou.com Ltd., ADR(a)	7,486	137,443
Chaowei Power Holdings Ltd.	275,000	104,521
China Aircraft Leasing Group Holdings Ltd.(b)	156,500	159,683
China Animal Healthcare Ltd.(a)(b)(d)	126,000	804
China BlueChemical Ltd., Class H	742,000	256,464
China Datang Corp. Renewable Power Co. Ltd., Class H	1,050,000	103,118
China Dili Group(a)	917,999	296,221
China Dongxiang Group Co. Ltd.	1,665,000	203,863
China Everbright Greentech Ltd., Class L(b)(c)	297,000	187,885
China Fangda Group Co. Ltd., Class B	173,300	78,908
China Foods Ltd.	372,000	142,337

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(a)(b)	392,000	$229,984
China Harmony New Energy Auto Holding Ltd.(b)	320,500	109,551
China High Speed Transmission Equipment Group Co. Ltd.(b)	215,000	145,334
China Huiyuan Juice Group Ltd.(a)(d)	379,000	61,390
China Lilang Ltd.	180,000	159,785
China LNG Group Ltd.(a)	910,000	91,690
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	371,000	130,125
China Lumena New Materials Corp.(a)(b)(d)	210,000	—
China Maple Leaf Educational Systems Ltd.(b)	602,000	239,555
China Merchants Land Ltd.	716,000	101,365
China Metal Recycling Holdings Ltd.(a)(d)	12,000	—
China Metal Resources Utilization Ltd.(a)(c)	368,000	186,334
China Modern Dairy Holdings Ltd.(a)(b)	909,000	118,254
China New Higher Education Group Ltd.(c)	187,000	71,551
China Oil and Gas Group Ltd.(b)	2,370,000	123,933
China Overseas Grand Oceans Group Ltd.	601,000	260,619
China Overseas Property Holdings Ltd.	545,000	258,579
China Power Clean Energy Development Co. Ltd.	177,000	120,776
China Resources Medical Holdings Co. Ltd.	351,000	236,371
China Sanjiang Fine Chemicals Co. Ltd.	376,000	82,004
China SCE Group Holdings Ltd.	683,000	309,245
China Shineway Pharmaceutical Group Ltd.	122,000	108,765
China South City Holdings Ltd.	2,084,000	300,351
China Suntien Green Energy Corp. Ltd., Class H	646,000	172,200
China Tian Lun Gas Holdings Ltd.(b)	131,000	133,497
China Travel International Investment Hong Kong Ltd.	906,000	184,885
China Water Affairs Group Ltd.	332,000	321,814
China Youzan Ltd.(a)(b)	3,776,000	255,247
China Yuhua Education Corp Ltd., Class L(c)	466,000	190,191
China ZhengTong Auto Services Holdings Ltd.(b)	457,500	180,303
Chinasoft International Ltd.	774,000	372,165
CIMC Enric Holdings Ltd.	256,000	207,985
CITIC Resources Holdings Ltd.	1,338,000	107,510
Citychamp Watch & Jewellery Group Ltd.	700,000	158,917
COFCO Meat Holdings Ltd.(a)(b)	536,000	189,364
Colour Life Services Group Co. Ltd.(b)	142,000	83,310
Comba Telecom Systems Holdings Ltd.(a)(b)	606,894	115,333
Concord New Energy Group Ltd.	3,250,000	149,224
Consun Pharmaceutical Group Ltd.	163,000	108,728
Coolpad Group Ltd.(a)(d)	1,024,000	5,224
COSCO SHIPPING International Hong Kong Co. Ltd.(b)	394,000	132,664
Cosmo Lady China Holdings Co. Ltd.(c)	272,000	74,240
CPMC Holdings Ltd.	196,000	73,745
Dah Chong Hong Holdings Ltd.	535,000	164,446
Daqo New Energy Corp., ADR(a)(b)	3,874	147,212
Dawnrays Pharmaceutical Holdings Ltd.	453,000	82,620
Digital China Holdings Ltd.(a)	339,000	166,029
Dongyue Group Ltd.	469,000	315,237
Essex Bio-Technology Ltd.	129,000	108,918
Fang Holdings Ltd., ADR(a)(b)	90,245	108,294
Fanhua Inc., ADR(b)	17,019	501,550
Fantasia Holdings Group Co. Ltd.	718,500	113,632
Fu Shou Yuan International Group Ltd.(b)	364,000	287,837
Fufeng Group Ltd.(b)	622,400	310,384
GCL-Poly Energy Holdings Ltd.(a)(b)	5,103,000	309,152
Gemdale Properties & Investment Corp. Ltd.	2,074,000	248,651
Genertec Universal Medical Group Co. Ltd.(b)(c)	350,000	265,160
Glorious Property Holdings Ltd.(a)	1,382,000	68,743

Security	Shares	Value

China (continued)
Glory Sun Financial Group Ltd.(b)	4,992,000	$191,007
Goodbaby International Holdings Ltd.(b)	378,000	86,780
Grand Baoxin Auto Group Ltd.(b)	308,500	99,547
Greatview Aseptic Packaging Co. Ltd.	332,000	185,467
Greenland Hong Kong Holdings Ltd.	355,000	125,871
Guorui Properties Ltd.	422,000	88,269
Haichang Ocean Park Holdings Ltd.(a)(c)	589,000	108,176
Hangzhou Steam Turbine Co. Ltd., Class B	165,480	151,539
Harbin Electric Co. Ltd., Class H(b)	276,000	160,519
HC Group Inc.(a)(b)	231,000	96,636
Hi Sun Technology China Ltd.(a)	903,000	132,446
Honghua Group Ltd.(a)	1,035,000	88,444
Hope Education Group Co. Ltd.(b)(c)	760,000	101,779
Hua Han Health Industry Holdings Ltd., Class H(a)(d)	1,112,400	39,726
Huabao International Holdings Ltd.	331,000	138,470
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	80,700	95,387
Huanxi Media Group Ltd.(a)(b)	540,000	109,508
Huifu Payment Ltd.(a)(c)	224,400	118,775
IGG Inc.	366,000	433,661
IMAX China Holding Inc.(b)(c)	52,000	124,685
Jianpu Technology Inc., ADR(a)(b)	12,325	51,519
Jiayuan International Group Ltd.	474,000	220,661
Jinchuan Group International Resources Co. Ltd.(a)(b)	1,050,000	89,726
JinkoSolar Holding Co. Ltd., ADR(a)	11,706	235,408
JNBY Design Ltd.	75,500	130,575
Jumei International Holding Ltd., ADR(a)(b)	33,699	81,552
Kama Co. Ltd., Class B(a)	55,400	26,370
Kasen International Holdings Ltd.	236,000	175,784
Konka Group Co. Ltd., Class B	405,300	132,851
Lifetech Scientific Corp.(a)	962,000	197,540
Lonking Holdings Ltd.	783,000	207,720
Luthai Textile Co. Ltd., Class B	126,500	137,946
LVGEM China Real Estate Investment Co. Ltd.	462,000	141,419
Nam Tai Property Inc.	20,195	201,142
National Agricultural Holdings Ltd.(a)(b)(d)	354,000	29,347
NetDragon Websoft Holdings Ltd.(b)	92,500	243,621
OneSmart International Education Group Ltd., ADR(a)(b)	28,519	229,293
Panda Green Energy Group Ltd.(a)(b)	1,756,000	69,429
PAX Global Technology Ltd.(b)	394,000	146,735
Phoenix Media Investment Holdings Ltd.	622,000	56,325
Poly Property Group Co. Ltd.	820,000	282,378
Pou Sheng International Holdings Ltd.(b)	905,000	208,920
Powerlong Real Estate Holdings Ltd.	469,000	212,949
PPDAI Group Inc., ADR(b)	30,830	145,209
Q Technology Group Co. Ltd.(b)	161,000	113,555
Qutoutiao Inc., ADR(a)(b)	23,476	104,233
Realord Group Holdings Ltd.(a)(b)	232,000	147,061
Redco Group(b)(c)	364,000	145,776
Road King Infrastructure Ltd.	102,000	206,848
Ronshine China Holdings Ltd.(a)	224,500	268,007
Sany Heavy Equipment International Holdings Co. Ltd.	410,000	149,033
Seaspan Corp.	32,307	300,778
Shandong Airlines Co. Ltd., Class B	60,400	68,176
Shang Gong Group Co. Ltd., Class B(a)	184,000	116,288
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	116,000	156,826
Shanghai Haixin Group Co., Class B	255,400	112,376
Shanghai Haohai Biological Technology Co. Ltd., Class H(b)(c)	17,700	100,346
Shanghai Industrial Urban Development Group Ltd.	760,000	140,551

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	136,900	$137,037
Shanghai Shibei Hi-Tech Co. Ltd., Class B	44,900	21,283
Sheng Ye Capital Ltd.	140,000	127,848
Shougang Concord International Enterprises Co. Ltd.(a)(b)	3,260,000	122,657
Shougang Fushan Resources Group Ltd.	974,000	202,488
Silver Grant International Holdings Group Ltd.(a)	586,000	119,583
Sinopec Kantons Holdings Ltd.	426,000	176,039
Sinosoft Technology Group Ltd.	800	245
Skyfame Realty Holdings Ltd.	1,072,000	170,906
Skyworth Digital Holdings Ltd.(b)	736,000	193,374
SMI Holdings Group Ltd.(a)(d)	468,800	105,831
Sohu.com Ltd., ADR(a)(b)	12,534	168,958
Superb Summit International Group Ltd.(a)(b)(d)	238,250	304
Tarena International Inc., ADR(a)	14,690	47,449
TCL Electronics Holdings Ltd.	345,000	147,407
Texhong Textile Group Ltd.	120,000	138,205
Tian Ge Interactive Holdings Ltd.(b)(c)	273,000	72,424
Tiangong International Co. Ltd.	396,000	126,267
Tianjin Development Holdings Ltd.	428,000	137,562
Tianjin Port Development Holdings Ltd.	1,396,000	140,659
Tianneng Power International Ltd.(b)	266,000	216,788
Tibet Water Resources Ltd.(a)	724,000	213,306
Tongda Group Holdings Ltd.	1,580,000	124,940
Truly International Holdings Ltd.(a)	716,000	102,279
Vinda International Holdings Ltd.	108,000	193,119
Wasion Holdings Ltd.	254,000	106,906
West China Cement Ltd.	1,124,000	153,392
Wisdom Education International Holdings Co. Ltd.(b)	240,000	125,195
Wise Talent Information Technology Co. Ltd.(a)	45,800	122,962
X Financial, ADR	21,553	92,462
Xiamen International Port Co. Ltd., Class H	836,000	111,956
Xingda International Holdings Ltd.(b)	404,000	108,207
Xtep International Holdings Ltd.	439,500	223,098
Xunlei Ltd., ADR(a)(b)	12,396	29,874
Yadea Group Holdings Ltd.(b)(c)	502,000	163,267
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	42,600	210,268
Yirendai Ltd., ADR(a)(b)	4,854	77,858
Yixin Group Ltd.(a)(c)	759,000	181,992
Yuexiu REIT	583,000	389,631
Yuexiu Transport Infrastructure Ltd.	358,000	279,440
Zai Lab Ltd., ADR(a)(b)	13,496	353,730
Zhuguang Holdings Group Co. Ltd.(a)(b)	858,000	132,412

		28,970,106

Colombia — 0.3%
Almacenes Exito SA	71,293	298,253
Cemex Latam Holdings SA(a)	84,296	115,049
Corp. Financiera Colombiana SA(a)	33,205	229,945

		643,247

Czech Republic — 0.1%
Central European Media Enterprises Ltd. Class A(a)(b)	48,639	177,715

Egypt — 0.6%
Alexandria Mineral Oils Co.	158,301	43,783
Egyptian Financial Group-Hermes Holding Co.(a)	201,722	192,805
Ezz Steel Co. SAE(a)	93,860	64,928
Global Telecom Holding SAE(a)	855,206	226,829
Heliopolis Housing	62,290	76,281
Juhayna Food Industries	209,252	137,501

Security	Shares	Value

Egypt (continued)
Medinet Nasr Housing(a)	284,520	$99,599
Oriental Weavers	104,075	59,187
Palm Hills Developments SAE(a)	608,597	90,526
Pioneers Holding For Financial Investments SAE(a)	251,076	97,191
Sidi Kerir Petrochemicals Co.	76,412	53,041
Six of October Development & Investment	94,670	73,293
Talaat Moustafa Group	346,582	216,562
Telecom Egypt Co.	133,088	105,580

		1,537,106

Greece — 0.8%
Aegean Airlines SA	23,169	222,296
GEK Terna Holding Real Estate Construction SA(a)	42,302	237,110
Hellenic Exchanges-Athens Stock Exchange SA	41,358	218,915
Mytilineos Holdings SA	45,935	499,848
Piraeus Bank SA(a)(b)	115,156	370,857
Public Power Corp. SA(a)(b)	45,828	101,677
Terna Energy SA	23,524	181,925

		1,832,628

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	175,813	251,462
Opus Global Nyrt(a)	37,047	51,946

		303,408

India — 16.1%
Aarti Industries Ltd.	8,530	228,778
Aavas Financiers Ltd.(a)	9,230	188,027
Adani Enterprises Ltd.	50,802	112,806
Adani Power Ltd.(a)	290,731	210,045
Adani Transmissions Ltd.(a)	107,243	363,010
Aditya Birla Fashion and Retail Ltd.(a)	76,355	231,121
Aegis Logistics Ltd.	35,945	116,565
AIA Engineering Ltd.	16,603	426,062
Ajanta Pharma Ltd.	9,529	142,960
Alembic Pharmaceuticals Ltd.	20,479	152,245
Apollo Hospitals Enterprise Ltd.	32,521	578,078
Apollo Tyres Ltd.	100,781	281,268
Arvind Fashions Ltd.(a)	11,920	136,986
Arvind Ltd.	68,834	73,633
Astral Poly Technik Ltd.	20,456	388,992
Atul Ltd.	6,374	370,100
AU Small Finance Bank Ltd.(c)	59,002	589,374
Avanti Feeds Ltd.	15,132	81,119
Bajaj Consumer Care Ltd.(a)	25,842	125,907
Balkrishna Industries Ltd.	31,396	350,738
Balrampur Chini Mills Ltd.	50,214	110,960
BASF India Ltd.	6,077	120,622
Bata India Ltd.	15,054	286,191
Bayer CropScience Ltd./India	3,474	191,047
Bharat Financial Inclusion Ltd.(a)	40,726	584,845
Birla Corp. Ltd.	9,606	89,987
Blue Dart Express Ltd.	2,747	106,841
Can Fin Homes Ltd.	13,164	66,555
Canara Bank(a)	61,746	237,269
Care Ratings Ltd.	10,920	152,053
Ceat Ltd.	8,377	117,773
Century Textiles & Industries Ltd.	13,541	199,468
CESC Ltd.	25,289	270,285
CESC Ventures Ltd.(a)	3,436	22,825
CG Power and Industrial Solutions Ltd.(a)	164,404	83,628
Cholamandalam Financial Holdings Ltd.(a)	30,775	220,420

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
City Union Bank Ltd.	118,456	$360,342
Coromandel International Ltd.	32,224	201,784
Cox & Kings Ltd.	42,322	56,264
CRISIL Ltd.	8,492	177,654
Crompton Greaves Consumer Electricals Ltd.	155,180	529,281
Dalmia Bharat Ltd.(a)	19,317	327,543
DCB Bank Ltd.	70,897	237,184
DCM Shriram Ltd.	5,388	42,908
Dewan Housing Finance Corp. Ltd.	58,665	93,901
Dilip Buildcon Ltd.(c)	15,181	126,168
Dish TV India Ltd.	269,733	112,629
Dr Lal PathLabs Ltd.(c)	10,960	163,186
eClerx Services Ltd.	9,694	129,828
Edelweiss Financial Services Ltd.	174,821	508,851
EID Parry India Ltd.	31,965	85,633
EIH Ltd.	66,187	175,318
Endurance Technologies Ltd.(c)	12,712	219,524
Engineers India Ltd.	83,554	145,788
Equitas Holdings Ltd./India(a)	67,487	134,700
Eris Lifesciences Ltd.(a)(c)	16,491	124,053
Escorts Ltd.	22,524	193,256
Exide Industries Ltd.	89,596	273,771
Federal Bank Ltd.	569,711	877,563
Finolex Cables Ltd.	32,349	211,479
Fortis Healthcare Ltd.(a)	188,610	339,108
Future Consumer Ltd.(a)	188,754	116,056
Future Lifestyle Fashions Ltd.	21,919	144,819
Gayatri Projects Ltd.(a)	47,510	125,164
GE T&D India Ltd.	29,930	112,155
Gillette India Ltd.	2,793	298,145
GMR Infrastructure Ltd.(a)	606,510	134,894
Godrej Industries Ltd.	36,286	256,038
Godrej Properties Ltd.(a)	21,786	277,314
Graphite India Ltd.	23,587	141,641
Great Eastern Shipping Co. Ltd. (The)	25,648	103,157
GRUH Finance Ltd.	71,986	328,109
Gujarat Fluorochemicals Ltd.	13,205	199,284
Gujarat Gas Ltd.	70,475	185,968
Gujarat Pipavav Port Ltd.	106,066	131,420
Gujarat State Petronet Ltd.	67,955	188,679
HEG Ltd.	3,107	77,344
Hexaware Technologies Ltd.	39,522	204,383
IDFC First Bank Ltd.(a)	740,474	482,378
IDFC Ltd.	329,163	178,299
IIFL Holdings Ltd.	39,655	107,856
IIFL Securities Ltd.	39,655	61,991
IIFL Wealth Management Ltd.(a)	5,665	61,991
India Cements Ltd. (The)	86,596	131,215
Indiabulls Real Estate Ltd.(a)	83,911	151,047
Indiabulls Ventures Ltd.	63,083	268,431
Indian Bank(a)	41,286	163,773
Indian Hotels Co. Ltd. (The)	205,460	463,301
Indraprastha Gas Ltd.	81,390	393,279
Info Edge India Ltd.	24,541	723,047
Inox Leisure Ltd.(a)	24,600	132,811
Ipca Laboratories Ltd.	18,630	250,788
IRB Infrastructure Developers Ltd.	58,562	103,988
Jain Irrigation Systems Ltd.	127,224	91,094
Jammu & Kashmir Bank Ltd. (The)(a)	72,274	61,601
Jindal Steel & Power Ltd.(a)	158,024	362,911

Security	Shares	Value

India (continued)
JK Cement Ltd.	9,819	$146,951
JM Financial Ltd.	89,473	122,607
JSW Energy Ltd.(a)	136,864	144,049
Jubilant Foodworks Ltd.	26,569	498,489
Jubilant Life Sciences Ltd.	29,296	208,187
Just Dial Ltd.(a)	14,959	164,334
Kajaria Ceramics Ltd.	26,983	246,285
Karnataka Bank Ltd. (The)	76,333	123,441
Karur Vysya Bank Ltd. (The)	132,977	149,022
Kaveri Seed Co. Ltd.	12,104	95,238
KEC International Ltd.	28,764	132,116
KPIT Technologies Ltd.(a)	69,401	96,646
KRBL Ltd.	22,027	112,251
L&T Technology Services Ltd.(c)	7,321	184,760
Lakshmi Machine Works Ltd.	1,536	123,385
Magma Fincorp Ltd.	60,887	114,538
Mahanagar Gas Ltd.	15,380	196,875
Mahindra CIE Automotive Ltd.(a)	46,411	163,291
Manappuram Finance Ltd.	170,089	328,994
Max Financial Services Ltd.(a)	53,017	342,410
Minda Industries Ltd.	28,336	139,482
Mindtree Ltd.	38,493	540,130
Motilal Oswal Financial Services Ltd.	16,054	182,997
Mphasis Ltd.	35,986	513,188
Muthoot Finance Ltd.	40,297	376,249
Natco Pharma Ltd.	37,578	286,481
National Aluminium Co. Ltd.	197,946	143,579
NBCC India Ltd.	186,966	166,064
NCC Ltd./India	162,364	227,734
NIIT Technologies Ltd.	12,437	233,192
Oberoi Realty Ltd.	22,685	182,789
Oil India Ltd.	82,389	212,796
PC Jeweller Ltd.	66,396	73,454
Persistent Systems Ltd.	17,159	143,285
Pfizer Ltd./India	4,900	223,555
Phoenix Mills Ltd. (The)	23,785	222,317
PI Industries Ltd.	24,151	394,158
PNB Housing Finance Ltd.(c)	23,484	283,056
Power Finance Corp. Ltd.(a)	246,593	439,819
Prestige Estates Projects Ltd.	47,677	196,889
PVR Ltd.	13,186	337,288
Quess Corp. Ltd.(a)(c)	16,303	152,091
Radico Khaitan Ltd.	21,399	103,339
Rain Industries Ltd.	34,338	56,046
Rajesh Exports Ltd.	31,231	294,670
Ramco Cements Ltd. (The)	26,503	310,356
Raymond Ltd.	11,433	135,835
RBL Bank Ltd.(c)	122,248	1,205,706
Redington India Ltd.	103,965	149,403
Reliance Capital Ltd.	43,340	75,652
Reliance Infrastructure Ltd.	53,941	80,496
Sadbhav Engineering Ltd.	40,909	149,246
Sanofi India Ltd.	2,500	196,065
Shankara Building Products Ltd.	329	2,460
Sobha Ltd.	18,021	140,837
Spencer’s Retail Ltd.(a)	12,822	20,937
SpiceJet Ltd.(a)	62,907	131,742
SRF Ltd.	5,756	235,129
Sterlite Technologies Ltd.	40,633	101,129
Strides Pharma Science Ltd.	19,085	115,675

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Sundaram Finance Ltd.	12,082	$295,171
Sundram Fasteners Ltd.	25,453	198,719
Sunteck Realty Ltd.	23,345	166,501
Supreme Industries Ltd.	16,081	248,906
Suzlon Energy Ltd.(a)	1,225,177	95,811
Symphony Ltd.	8,304	181,621
Syngene International Ltd.(c)	20,762	199,558
Tata Chemicals Ltd.	29,327	265,575
Tata Communications Ltd.	28,290	219,610
Tata Elxsi Ltd.	8,939	111,796
Tata Global Beverages Ltd.	123,224	431,427
TeamLease Service Ltd.(a)	4,090	176,095
Thermax Ltd.	12,555	183,755
Thomas Cook India Ltd.	47,303	158,929
Time Technoplast Ltd.	62,785	90,270
Timken India Ltd.	15,896	154,863
Torrent Power Ltd.	53,066	187,277
TTK Prestige Ltd.	1,776	181,645
Tube Investments of India Ltd.	37,405	209,000
Union Bank of India(a)	130,579	142,025
Vakrangee Ltd.	170,514	115,607
Varun Beverages Ltd.	19,205	257,109
V-Guard Industries Ltd.	52,946	184,271
Vinati Organics Ltd.	5,645	174,636
VIP Industries Ltd.	15,729	99,250
V-Mart Retail Ltd.	3,579	126,665
Voltas Ltd.	40,686	338,694
WABCO India Ltd.	2,281	205,663
Welspun India Ltd.	124,461	98,403
Whirlpool of India Ltd.	13,561	285,439

		39,724,146

Indonesia — 2.3%
Ace Hardware Indonesia Tbk PT	3,027,200	367,994
AKR Corporindo Tbk PT	717,500	200,081
Alam Sutera Realty Tbk PT(a)	5,823,000	132,188
Alfa Energi Investama Tbk PT(a)	283,600	138,596
Aneka Tambang Tbk	3,536,100	179,623
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	906,200	101,271
Bumi Resources Tbk PT(a)	20,402,900	168,684
Ciputra Development Tbk PT	4,153,163	285,171
Delta Dunia Makmur Tbk PT(a)	1,895,100	67,718
Global Mediacom Tbk PT	3,068,300	88,572
Hanson International Tbk PT(a)	31,074,700	230,788
Indika Energy Tbk PT	777,900	76,850
Inti Agri Resources Tbk PT(a)	12,489,100	56,003
Japfa Comfeed Indonesia Tbk PT	1,348,300	141,703
Kresna Graha Investama Tbk PT(a)	5,152,300	214,792
Link Net Tbk PT	506,400	157,890
Matahari Department Store Tbk PT	982,900	258,250
Medco Energi Internasional Tbk PT(a)	2,273,266	123,439
Media Nusantara Citra Tbk PT	2,150,900	171,801
Mitra Adiperkasa Tbk PT	3,391,200	209,091
Panin Financial Tbk PT(a)	5,203,500	127,604
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,361,700	109,241
Pool Advista Indonesia Tbk PT(a)	605,200	105,160
PP Persero Tbk PT	1,180,925	163,000
PP Properti Tbk PT	8,957,369	73,429
Ramayana Lestari Sentosa Tbk PT	1,149,900	130,519

Security	Shares	Value

Indonesia (continued)
Sawit Sumbermas Sarana Tbk PT	1,748,000	$126,147
Sentul City Tbk PT(a)	4,910,200	42,316
Sitara Propertindo Tbk PT(a)	2,767,400	148,331
Sri Rejeki Isman Tbk PT	5,035,500	119,956
Sugih Energy Tbk PT(a)(d)	1,824,800	575
Summarecon Agung Tbk PT	3,423,500	248,262
Timah Tbk PT	1,265,796	99,330
Tower Bersama Infrastructure Tbk PT(a)	674,800	173,044
Trada Alam Minera Tbk PT(a)	9,924,800	86,227
Tunas Baru Lampung Tbk PT	1,276,600	74,686
Waskita Beton Precast Tbk PT	5,304,800	147,929
Waskita Karya Persero Tbk PT	1,858,200	235,652
Wijaya Karya Persero Tbk PT	1,214,348	193,138

		5,775,051

Malaysia — 3.1%
Aeon Co. M Bhd	293,000	105,579
AEON Credit Service M Bhd(b)	42,200	162,133
Berjaya Sports Toto Bhd	322,700	193,289
Bermaz Auto Bhd(b)	355,300	195,010
Bumi Armada Bhd(a)	1,109,500	52,953
Bursa Malaysia Bhd(b)	240,350	372,814
Cahya Mata Sarawak Bhd	236,900	174,686
Carlsberg Brewery Malaysia Bhd(b)	66,000	383,983
DRB-Hicom Bhd(b)	287,600	142,753
Eastern & Oriental Bhd(a)	77	15
Eco World Development Group Bhd(a)(b)	529,300	108,626
FGV Holdings Bhd(a)	686,800	186,840
Globetronics Technology BHD	235,066	88,630
Hengyuan Refining Co. Bhd(a)(b)	47,400	61,081
Hibiscus Petroleum Bhd(a)(b)	515,400	127,912
IGB REIT(b)	889,100	396,759
Inari Amertron Bhd(b)	956,450	351,493
Kossan Rubber Industries	277,600	262,331
KPJ Healthcare Bhd(b)	971,000	215,495
Lafarge Malaysia Bhd(a)	134,700	120,541
Magnum Bhd(b)	309,400	178,678
Mah Sing Group Bhd	455,557	98,384
Malaysia Building Society Bhd(b)	678,700	149,005
Malaysian Pacific Industries Bhd	35,500	75,736
Malaysian Resources Corp. Bhd(b)	738,900	163,985
My EG Services Bhd(b)	864,800	286,856
OSK Holdings Bhd	1,400	291
Padini Holdings Bhd(b)	156,500	138,929
Pos Malaysia Bhd(b)	177,700	56,823
Sapura Energy Bhd	2,412,000	169,798
Scientex BHD(b)	108,000	216,747
Serba Dinamik Holdings Bhd(b)	277,900	271,898
SKP Resources Bhd(b)	363,400	112,736
Sunway Bhd(b)	720,335	290,506
Sunway Construction Group Bhd	230,020	107,586
Sunway REIT	773,600	343,371
Supermax Corp. Bhd	345,000	133,373
TIME dotCom Bhd	170,400	361,091
UMW Holdings Bhd	118,600	144,058
Velesto Energy Bhd(a)	1,042,700	72,159
ViTrox Corp. Bhd	72,500	120,934
VS Industry Bhd	544,425	128,620
WCT Holdings Bhd	15	3
Yinson Holdings BHD	262,300	308,588

		7,633,078

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico — 2.8%
Banco del Bajio SA(c)	257,900	$498,007
Bolsa Mexicana de Valores SAB de CV	161,700	294,682
Concentradora Fibra Danhos SA de CV	99,000	121,103
Concentradora Fibra Hotelera Mexicana SA de CV(c)	332,000	148,804
Concentradora Hipotecaria SAPI de CV	156,300	133,335
Consorcio ARA SAB de CV	411,300	87,245
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	240,500	203,447
Corp Inmobiliaria Vesta SAB de CV	246,700	351,719
Credito Real SAB de CV SOFOM ER	114,500	132,941
Genomma Lab Internacional SAB de CV, Class B(a)	269,700	226,910
Gentera SAB de CV	392,000	344,798
Grupo Aeromexico SAB de CV(a)	140,900	128,532
Grupo Aeroportuario del Centro Norte SAB de CV	121,300	731,641
Grupo Cementos de Chihuahua SAB de CV	62,300	335,238
Grupo Comercial Chedraui SA de CV	123,000	207,221
Grupo Herdez SAB de CV(b)	86,000	176,065
Hoteles City Express SAB de CV(a)(b)	161,400	174,391
Industrias Bachoco SAB de CV, Series B	71,300	313,572
Industrias CH SAB de CV, Series B(a)	1,369	4,359
La Comer SAB de CV(a)(b)	201,300	217,708
Macquarie Mexico Real Estate Management SA de CV(c)	285,400	297,457
PLA Administradora Industrial S. de RL de CV(b)	290,500	443,493
Prologis Property Mexico SA de CV	141,100	275,919
Qualitas Controladora SAB de CV	72,200	192,212
Regional SAB de CV	81,700	395,429
Telesites SAB de CV(a)(b)	478,100	311,802
TV Azteca SAB de CV, CPO(b)	618,300	55,173
Unifin Financiera SAB de CV SOFOM ENR	46,300	105,719
Urbi Desarrollos Urbanos SAB de CV(a)	1	—

		6,908,922

Pakistan — 0.6%
Bank Alfalah Ltd.	247,850	79,362
DG Khan Cement Co. Ltd.	114,573	46,674
Engro Corp. Ltd./Pakistan	121,930	234,007
Engro Fertilizers Ltd.	211,000	98,383
Fauji Fertilizer Co. Ltd.	191,000	119,088
Hub Power Co. Ltd. (The)	279,904	150,576
Indus Motor Co. Ltd.	4,980	38,531
Kot Addu Power Co. Ltd.	127,000	33,503
Lucky Cement Ltd.	54,350	155,767
Millat Tractors Ltd.	10	58
National Bank of Pakistan(a)	122,500	35,099
Nishat Mills Ltd.	69,164	49,929
Packages Ltd.	26,650	54,567
Pakistan Oilfields Ltd.	41,750	125,596
Pakistan State Oil Co. Ltd.	57	78
Searle Co. Ltd. (The)	37,847	40,781
SUI Northern Gas Pipeline	74,700	38,215
Thal Ltd.	14,600	38,889
United Bank Ltd./Pakistan	171,600	184,301

		1,523,404

Philippines — 1.0%
Bloomberry Resorts Corp.	1,427,900	324,118
Cebu Air Inc.	87,770	151,441
Cosco Capital Inc.	812,300	106,207

Security	Shares	Value

Philippines (continued)
D&L Industries Inc.	1,065,800	$207,190
DoubleDragon Properties Corp.(a)	265,010	129,048
Filinvest Land Inc.	3,638,000	119,265
First Gen Corp.	453,000	200,615
MacroAsia Corp.	162,800	65,543
Manila Water Co. Inc.	450,800	195,320
Megawide Construction Corp.	229,300	88,799
Petron Corp.	1,230,400	144,362
Pilipinas Shell Petroleum Corp.	152,700	122,515
Semirara Mining & Power Corp.	359,600	151,669
Vista Land & Lifescapes Inc.	1,624,200	223,572
Wilcon Depot Inc.	606,300	197,369

		2,427,033

Poland — 1.0%
Asseco Poland SA	28,921	384,705
Boryszew SA(a)	13,088	13,696
Budimex SA	4,948	172,852
Ciech SA	9,973	110,723
Enea SA(a)	89,915	196,844
Energa SA(a)	83,248	167,729
Eurocash SA	33,286	167,316
Famur SA	125,673	158,664
Grupa Azoty SA	18,091	187,713
KRUK SA	6,490	271,490
PKP Cargo SA(a)	12,933	144,596
PLAY Communications SA(c)	42,539	290,344
Tauron Polska Energia SA(a)	429,325	177,360
Warsaw Stock Exchange	12,563	130,648

		2,574,680

Qatar — 1.0%
Doha Bank QPSC	60,011	381,038
Gulf International Services QSC(a)	35,465	185,228
Gulf Warehousing Co.	13,771	176,986
Medicare Group	5,981	96,150
Qatar Aluminum Manufacturing Co.	21,149	58,063
Qatar Gas Transport Co. Ltd.	95,455	560,149
Qatar National Cement Co. QSC	7,389	127,292
Qatar Navigation QSC	22,914	394,745
United Development Co. QSC	78,141	291,453
Vodafone Qatar QSC	139,501	269,313

		2,540,417

Russia — 1.0%
Aeroflot PJSC	205,016	295,212
Credit Bank of Moscow PJSC(a)	3,520,300	322,084
Detsky Mir PJSC(c)	113,870	148,060
LSR Group PJSC, GDR(e)	97,286	202,841
M.Video PJSC(a)	26,450	172,324
Mechel PJSC, ADR(a)	46,181	84,049
Raspadskaya OJSC(a)	60,100	125,290
Ros Agro PLC, GDR(e)	14,690	171,162
Rostelecom PJSC	299,190	353,611
Safmar Financial Investment	20,920	162,437
Sistema PJSFC, GDR(e)	65,977	181,305
TMK PJSC, GDR(e)	29,165	104,265
Unipro PJSC	5,591,000	213,800

		2,536,440

Saudi Arabia — 1.1%
Abdullah Al Othaim Markets Co.	16,872	348,656
Mobile Telecommunications Co.(a)	110,455	315,725

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Mouwasat Medical Services Co.	16,892	$383,751
National Medical Care Co.	4,121	60,765
Qassim Cement Co. (The)	24,398	284,942
Saudi Research & Marketing Group(a)	9,132	231,322
Saudia Dairy & Foodstuff Co.	8,908	275,528
Seera Group Holding(a)	65,265	296,189
Southern Province Cement Co.	26,076	333,046
Yanbu Cement Co.	35,630	284,538

		2,814,462

South Africa — 5.5%
Adcock Ingram Holdings Ltd.	20,692	85,568
Advtech Ltd.	209,333	204,911
AECI Ltd.	42,101	274,745
African Rainbow Minerals Ltd.	39,898	452,081
Alexander Forbes Group Holdings Ltd.	350,752	129,386
Arrowhead Properties Ltd., Class A	423,163	106,681
Ascendis Health Ltd.(a)	67,025	23,021
Astral Foods Ltd.	15,442	175,566
Attacq Ltd.	226,418	202,038
AVI Ltd.	120,792	741,970
Barloworld Ltd.	78,576	713,081
Blue Label Telecoms Ltd.(a)	164,279	42,657
Brait SE(a)	135,006	155,154
Cashbuild Ltd.	7,920	133,292
City Lodge Hotels Ltd.	14,912	111,654
Coronation Fund Managers Ltd.(b)	76,290	244,631
Curro Holdings Ltd.	71,957	123,574
DataTec Ltd.(a)	84,841	209,225
Dis-Chem Pharmacies Ltd.(b)(c)	130,870	227,534
Emira Property Fund Ltd.	189,329	179,217
EOH Holdings Ltd.(a)(b)	54,353	71,873
Equites Property Fund Ltd.	143,766	199,391
Famous Brands Ltd.(a)	29,588	169,205
Grindrod Ltd.	185,639	91,050
Harmony Gold Mining Co. Ltd.(a)	189,848	329,292
Hosken Consolidated Investments Ltd.	19,618	148,238
Hudaco Industries Ltd.	13,571	119,195
Hyprop Investments Ltd.	83,135	403,925
Impala Platinum Holdings Ltd.(a)	260,452	1,037,693
Imperial Logistics Ltd.	62,957	260,261
Invicta Holdings Ltd.	32,698	58,849
JSE Ltd.	32,629	326,234
KAP Industrial Holdings Ltd.	1,016,784	484,033
Massmart Holdings Ltd.	42,357	195,964
Motus Holdings Ltd.	63,451	374,931
Murray & Roberts Holdings Ltd.	54,082	52,902
Nampak Ltd.(a)	257,693	187,638
Northam Platinum Ltd.(a)	131,130	507,225
Oceana Group Ltd.	29,061	144,192
Omnia Holdings Ltd.(b)	27,135	82,481
Pioneer Foods Group Ltd.	46,527	231,077
PPC Ltd.(a)	610,362	200,834
Resilient REIT Ltd.	107,893	437,131
Reunert Ltd.	65,465	309,843
Royal Bafokeng Platinum Ltd.(a)	39,771	77,862
SA Corporate Real Estate Ltd.	763,945	153,235
Sibanye Gold Ltd.(a)	682,079	644,713
Steinhoff International Holdings NV, Class H(a)(b)	1,392,061	128,138
Sun International Ltd./South Africa(a)	50,556	187,534
Super Group Ltd./South Africa(a)	140,136	334,035

Security	Shares	Value

South Africa (continued)
Tongaat Hulett Ltd.	42,716	$49,003
Trencor Ltd.	68,245	114,152
Tsogo Sun Holdings Ltd.	206,237	303,600
Vukile Property Fund Ltd.	284,887	405,094
Wilson Bayly Holmes-Ovcon Ltd.	19,344	146,168
Zeder Investments Ltd.	384,729	92,763

		13,595,740

South Korea — 16.0%
Kolmar Korea Co. Ltd.	5,320	282,774
ABLBio Inc.(a)	9,531	259,704
Advanced Process Systems Corp.(b)	4,867	96,858
Aekyung Industrial Co. Ltd.(b)	2,641	95,803
AfreecaTV Co. Ltd.	3,231	177,164
Ahnlab Inc.	2,794	147,571
AK Holdings Inc.	2,204	87,631
Alteogen Inc.(a)	3,311	118,856
Amicogen Inc.(a)	5,452	124,065
Ananti Inc.(a)	11,502	141,493
Anterogen Co. Ltd.(a)(b)	1,612	74,177
Aprogen pharmaceuticals Inc.(a)	16,825	26,066
APS Holdings Corp.(a)	1	3
Asiana Airlines Inc.(a)	43,576	219,545
ATGen Co. Ltd.(a)	11,798	137,704
BGF Co. Ltd.(b)	14,434	86,296
BH Co. Ltd.(a)(b)	8,667	128,087
Binex Co. Ltd.(a)	13,199	116,928
Binggrae Co. Ltd.	2,984	181,661
Bukwang Pharmaceutical Co. Ltd.	16,099	249,414
Cafe24 Corp.(a)	2,537	134,636
Caregen Co. Ltd.(a)(d)	2,119	121,098
Chabiotech Co. Ltd.(a)	1	14
Chong Kun Dang Pharmaceutical Corp.	2,850	220,409
CJ CGV Co. Ltd.	6,031	179,274
CMG Pharmaceutical Co. Ltd.(a)	35,572	112,012
Com2uSCorp.	3,804	312,076
Cosmax Inc.	2,948	277,249
COSMAX NBT Inc.	4,953	49,908
CrystalGenomics Inc.(a)(b)	14,062	183,613
Cuckoo Homesys Co. Ltd.	2,932	120,638
Dae Hwa Pharmaceutical Co. Ltd.	5,829	80,272
Daea TI Co. Ltd.	24,081	112,226
Daeduck Electronics Co.	23,405	226,995
Daesang Corp.	8,439	177,156
Daewoong Co. Ltd.	10,144	153,749
Daewoong Pharmaceutical Co. Ltd.	1,792	230,226
Daishin Securities Co. Ltd.	19,962	222,936
Daou Technology Inc.	12,578	217,044
DB HiTek Co. Ltd.	15,759	193,200
Dentium Co. Ltd.(b)	3,054	176,178
DGB Financial Group Inc.	63,875	433,378
DIO Corp.(a)	4,435	135,370
Dong-A Socio Holdings Co. Ltd.	1,897	154,353
Dong-A ST Co. Ltd.	2,235	184,670
Dongjin Semichem Co. Ltd.	14,253	140,029
DongKook Pharmaceutical Co. Ltd.	2,808	137,700
Dongkuk Steel Mill Co. Ltd.(a)	25,372	135,499
Dongsuh Cos. Inc.	12,723	201,918
Dongsung Pharmaceutical Co. Ltd.(a)(b)	7,516	110,761
Dongwon F&B Co. Ltd.	517	116,346
Dongwon Industries Co. Ltd.	690	145,718

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	55,878	$293,255
Doosan Infracore Co. Ltd.(a)(b)	55,045	302,750
DoubleUGames Co. Ltd.	3,587	203,612
Douzone Bizon Co. Ltd.	7,466	411,260
Duk San Neolux Co. Ltd.(a)	5,288	63,941
Easy Bio Inc.(b)	18,779	101,708
Ecopro Co. Ltd.(a)	7,707	164,378
Enzychem Lifesciences Corp.(a)	2,688	173,798
Eo Technics Co Ltd.	3,474	169,485
Esmo Corp.(a)	17,598	80,535
Eugene Corp.	18,860	89,319
Eutilex Co. Ltd.(a)	1,310	103,731
F&F Co. Ltd.(b)	2,515	167,470
Feelux Co. Ltd.(a)(b)	16,421	87,696
Foosung Co. Ltd.(a)(b)	23,428	141,445
Gamevil Inc.(a)	1,872	67,435
GemVax & Kael Co. Ltd.(a)	12,549	170,706
Genexine Co. Ltd.(a)	5,186	284,797
Grand Korea Leisure Co. Ltd.	13,134	221,676
Green Cross Cell Corp.	2,318	87,492
Green Cross Corp./South Korea	2,412	253,170
Green Cross Holdings Corp.	8,793	158,007
Green Cross LabCell Corp.	1,936	60,556
GS Home Shopping Inc.	1,373	191,383
G-treeBNT Co. Ltd.(a)	8,777	219,259
Halla Holdings Corp.(b)	3,820	128,306
Hana Tour Service Inc.	4,098	202,681
Hanall Biopharma Co. Ltd.(a)	11,129	256,521
Handsome Co. Ltd.	5,609	193,105
Hanil Cement Co. Ltd./New(b)	910	101,247
Hanil Holdings Co. Ltd.	690	29,781
Hanjin Kal Corp.(b)	13,367	478,716
Hanjin Transportation Co. Ltd.	3,002	117,090
Hankook Technology Group Co. Ltd.	11,810	160,157
Hansae Co. Ltd.	7,937	148,956
Hansol Chemical Co. Ltd.	3,889	269,738
Hanssem Co. Ltd.	4,032	275,255
Hanwha Aerospace Co. Ltd.(a)	14,080	353,507
Hanwha General Insurance Co. Ltd.	25,660	87,911
Hanwha Investment & Securities Co. Ltd.(a)	57,730	106,889
Harim Holdings Co. Ltd.	16,606	160,357
HDC Holdings Co. Ltd.	14,707	186,477
Hite Jinro Co. Ltd.	13,750	230,918
HLB Life Science Co. Ltd.(a)	13,000	168,108
HS Industries Co. Ltd.	17,790	147,142
Huchems Fine Chemical Corp.	7,962	137,725
Hugel Inc.(a)	920	308,778
Huons Co. Ltd.	2,320	108,704
Huons Global Co. Ltd.	2,440	74,476
Hyosung Advanced Materials Corp.(a)	1,260	116,383
Hyosung Chemical Corp.	864	107,012
Hyosung Corp.	3,680	230,830
Hyosung Heavy Industries Corp.(a)	2,466	69,058
Hyosung TNC Co. Ltd.	1,152	135,911
Hyundai Construction Equipment Co. Ltd.	4,807	164,283
Hyundai Electric & Energy System Co. Ltd.(a)	4,428	68,229
Hyundai Elevator Co. Ltd.	5,991	402,955
Hyundai Greenfood Co. Ltd.	19,062	194,478
Hyundai Home Shopping Network Corp.	2,911	223,415
Hyundai Livart Furniture Co. Ltd.	6,815	104,151

Security	Shares	Value

South Korea (continued)
Hyundai Merchant Marine Co. Ltd.(a)(b)	103,000	$281,955
Hyundai Mipo Dockyard Co. Ltd.	9,028	364,258
Hyundai Rotem Co. Ltd.(a)	14,182	228,646
Hyundai Wia Corp.	6,134	201,908
Iljin Materials Co. Ltd.(a)(b)	8,336	243,241
Ilyang Pharmaceutical Co. Ltd.(a)	7,742	164,474
InBody Co. Ltd.	4,996	108,025
Innocean Worldwide Inc.	3,619	210,594
Innox Advanced Materials Co. Ltd.(a)	2,951	122,411
Inscobee Inc.(a)	33,773	93,302
iNtRON Biotechnology Inc.(a)	10,124	144,094
IS Dongseo Co. Ltd.(b)	6,668	197,369
Jayjun Cosmetic Co. Ltd.(a)(b)	8,876	47,477
JB Financial Group Co. Ltd.(b)	53,889	252,499
Jeil Pharmaceutical Co. Ltd.	2,423	72,533
Jejuair Co. Ltd.	3,221	91,824
Jenax Inc.(a)	7,453	102,949
Jin Air Co. Ltd.	5,483	92,312
Jusung Engineering Co. Ltd.	18,185	94,521
JW Holdings Corp.	16,242	82,922
JW Pharmaceutical Corp.	5,762	151,924
JYP Entertainment Corp.	9,842	210,741
KEPCO Engineering & Construction Co. Inc.	5,541	99,570
KEPCO Plant Service & Engineering Co. Ltd.	8,718	230,962
Kginicis Co. Ltd.	7,354	80,277
KIWOOM Securities Co. Ltd.(b)	4,618	305,566
KMW Co. Ltd.(a)	9,448	304,646
Koh Young Technology Inc.	4,294	327,395
Kolmar Korea Holdings Co. Ltd.(b)	3,874	99,867
Kolon Corp.	3,252	48,470
Kolon Industries Inc.	6,975	238,669
Kolon Life Science Inc.(a)(b)	3,100	56,747
Komipharm International Co. Ltd.(a)	14,801	269,075
Korea Electric Terminal Co. Ltd.	2,114	114,318
Korea Line Corp.(a)	5,265	106,326
Korea Petrochemical Ind. Co Ltd.	1,331	150,323
Korea REIT Co. Ltd.	83,082	162,201
Korean Reinsurance Co.	38,216	269,556
KT Skylife Co. Ltd.	12,648	109,923
Kumho Tire Co. Inc.(a)	42,527	136,769
Kyung Dong Navien Co. Ltd.	2,626	99,228
L&F Co. Ltd.(b)	5,412	118,156
LEENO Industrial Inc.	3,998	198,070
LegoChem Biosciences Inc.(a)	3,263	143,299
LF Corp.	8,629	157,233
LG Hausys Ltd.	2,990	138,842
LG International Corp.	13,523	178,846
LIG Nex1 Co. Ltd.	4,138	116,228
Lock&Lock Co. Ltd.	8,740	111,920
Lotte Chilsung Beverage Co. Ltd.	1,419	203,753
LOTTE Fine Chemical Co. Ltd.	7,439	313,576
Lotte Food Co. Ltd.	198	88,950
LOTTE Himart Co. Ltd.	3,587	129,215
Lotte Tour Development Co. Ltd.(a)	4,657	47,512
LS Corp.	7,336	282,746
LS Industrial Systems Co. Ltd.	6,170	251,017
Maeil Dairies Co. Ltd.	1,820	137,390
Mando Corp.	12,415	297,109
Medipost Co. Ltd.(a)	6,274	174,644
MeereCo. Inc.	1,381	55,836

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Meritz Financial Group Inc.	17,663	$208,385
Meritz Fire & Marine Insurance Co. Ltd.	19,519	358,124
Mezzion Pharma Co. Ltd.(a)	2,619	246,748
Mirae Asset Life Insurance Co. Ltd.	34,556	134,638
Modetour Network Inc.	5,995	103,449
Muhak Co. Ltd.	7,936	70,637
Namhae Chemical Corp.(b)	10,031	82,630
Naturecell Co. Ltd.(a)	16,367	145,680
Nexen Tire Corp.	14,907	124,173
NHN Corp.(a)	3,871	235,335
NICE Holdings Co. Ltd.	8,368	150,370
NICE Information Service Co. Ltd.	14,182	172,675
NongShim Co. Ltd.	1,183	239,898
Orion Holdings Corp.(b)	10,356	143,048
Oscotec Inc.(a)	7,866	158,852
Osstem Implant Co. Ltd.(a)	4,574	274,617
Paradise Co. Ltd.	18,518	239,464
Partron Co. Ltd.	14,565	202,411
Peptron Inc.(a)(b)	5,499	93,736
PharmAbcine(a)	2,272	119,238
Pharmicell Co. Ltd.(a)	21,872	167,497
Poongsan Corp.	7,473	154,995
Posco ICT Co. Ltd.	27,620	124,776
Prostemics Co. Ltd.(a)(b)	10,901	46,226
RFHIC Corp.	5,434	119,321
S&T Motiv Co. Ltd.	3,459	120,828
Sam Chun Dang Pharm Co. Ltd.	5,330	177,682
Samjin Pharmaceutical Co. Ltd.	4,040	110,253
Samwha Capacitor Co. Ltd.	3,283	145,280
Samyang Corp.	2,660	115,924
Samyang Foods Co. Ltd.(b)	1,538	93,243
Samyang Holdings Corp.	1,618	98,365
Sangsangin Co. Ltd.(a)	13,209	251,780
Seegene Inc.(a)	8,011	196,760
Seoul Semiconductor Co. Ltd.	14,460	225,843
SFA Engineering Corp.	7,049	235,578
Shinsegae International Inc.	1,007	225,770
Silicon Works Co. Ltd.(b)	4,527	163,267
SK Chemicals Co. Ltd.(b)	3,445	164,599
SK Discovery Co. Ltd.	5,729	117,139
SK Gas Ltd.	1,822	121,783
SK Materials Co. Ltd.	1,982	253,471
SK Networks Co. Ltd.	57,894	234,561
SKC Co. Ltd.	8,657	221,350
SKCKOLONPI Inc.	6,440	148,981
SL Corp.	5,332	99,844
SM Entertainment Co. Ltd.(a)	7,679	275,977
Songwon Industrial Co. Ltd.	6,325	114,720
Soulbrain Co. Ltd.	4,197	161,057
SPC Samlip Co. Ltd.	920	74,935
STCUBE(a)	8,902	131,560
Taekwang Industrial Co. Ltd.	182	202,035
Taeyoung Engineering & Construction Co. Ltd.	14,746	173,351
Taihan Fiberoptics Co. Ltd.(a)(b)	26,099	95,989
Tego Science Inc.(a)	1,669	41,203
Telcon RF Pharmaceutical Inc.(a)	25,750	149,626
Theragen Etex Co. Ltd.(a)(b)	11,428	84,830
Tokai Carbon Korea Co. Ltd.	2,093	102,110
Tongyang Inc.	83,293	119,250
Tongyang Life Insurance Co. Ltd.	19,347	64,658

Security	Shares	Value

South Korea (continued)
Toptec Co. Ltd.	8,351	$62,059
Vieworks Co. Ltd.	3,179	84,353
Webzen Inc.(a)	7,363	97,996
Wemade Co. Ltd.	3,744	108,305
WONIK IPS Co. Ltd.(b)	11,433	212,167
YG Entertainment Inc.(b)	4,520	116,141
Young Poong Corp.	233	137,738
Youngone Corp.	9,534	309,020
Yuanta Securities Korea Co. Ltd.(a)(b)	43,832	111,522
Yungjin Pharmaceutical Co. Ltd.(a)	42,480	195,831
Yuyang DNU Co. Ltd.(a)(b)	18,230	118,635

		39,565,066

Taiwan — 18.4%
AcBel Polytech Inc.	255,000	158,909
Accton Technology Corp.	179,000	693,634
A-DATA Technology Co. Ltd.	89,000	118,948
Advanced Ceramic X Corp.	17,000	116,157
AmTRAN Technology Co. Ltd.(a)	464,312	155,689
Arcadyan Technology Corp.	50,000	139,185
Ardentec Corp.	172,000	147,992
Asia Optical Co. Inc.	89,000	207,209
Asia Pacific Telecom Co. Ltd.(a)	779,000	178,902
Asia Vital Components Co. Ltd.	111,000	117,979
ASMedia Technology Inc.	11,000	195,556
ASPEED Technology Inc.	9,000	182,206
BES Engineering Corp.	663,000	175,961
Bizlink Holding Inc.	41,770	258,317
Brighton-Best International Taiwan Inc.	222,000	249,300
Capital Securities Corp.	924,530	270,523
Career Technology MFG. Co. Ltd.	133,000	122,640
Casetek Holdings Ltd.	70,816	98,902
Cathay Real Estate Development Co. Ltd.	234,300	216,419
Center Laboratories Inc.	95,200	227,968
Century Iron & Steel Industrial Co. Ltd.	41,000	84,821
Charoen Pokphand Enterprise	64,000	130,784
Cheng Loong Corp.	319,000	195,764
Cheng Uei Precision Industry Co. Ltd.	145,000	147,007
Chilisin Electronics Corp.	65,459	171,865
China Bills Finance Corp.	419,000	196,826
China General Plastics Corp.	132,660	92,322
China Man-Made Fiber Corp.	486,595	141,919
China Motor Corp.	242,000	210,901
China Petrochemical Development Corp.(a)	1,072,000	388,277
China Steel Chemical Corp.	69,000	288,114
Chin-Poon Industrial Co. Ltd.	140,000	142,602
Chipbond Technology Corp.	219,000	403,881
ChipMOS Technologies Inc.	224,000	165,099
Chlitina Holding Ltd.	18,000	148,327
Chong Hong Construction Co. Ltd.	81,424	233,100
Chroma ATE Inc.	132,000	542,823
Chung Hung Steel Corp.(a)	415,000	136,528
Chunghwa Precision Test Tech Co. Ltd.	7,000	84,919
Cleanaway Co. Ltd.	52,000	277,991
Clevo Co.	203,000	179,802
CMC Magnetics Corp.(a)	668,000	146,226
Compeq Manufacturing Co. Ltd.	370,000	270,953
Concraft Holding Co. Ltd.	15,980	71,022
Coretronic Corp.	151,400	193,964
CSBC Corp. Taiwan(a)	79,455	66,480
CTCI Corp.	262,000	388,286

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Cub Elecparts Inc.	20,008	$174,051
Darfon Electronics Corp.	86,000	117,931
Darwin Precisions Corp.	134,000	81,174
E Ink Holdings Inc.	315,000	318,861
Egis Technology Inc.	22,000	157,280
Elan Microelectronics Corp.	107,000	246,070
Elite Material Co. Ltd.	106,000	288,032
Elite Semiconductor Memory Technology Inc.	120,000	114,259
eMemory Technology Inc.	26,000	306,777
Ennoconn Corp.	21,372	142,649
Epistar Corp.	388,000	291,499
Eternal Materials Co. Ltd.	323,399	272,121
Everlight Electronics Co. Ltd.	159,000	142,591
Far Eastern Department Stores Ltd.	462,000	256,484
Far Eastern International Bank	893,832	340,709
Faraday Technology Corp.	84,000	116,650
Farglory Land Development Co. Ltd.	130,000	163,258
Feng Hsin Steel Co. Ltd.	198,000	401,480
Firich Enterprises Co. Ltd.	99,155	132,050
FLEXium Interconnect Inc.	110,418	274,888
Foxsemicon Integrated Technology Inc.	24,200	88,800
General Interface Solution Holding Ltd.	94,000	297,351
Genius Electronic Optical Co. Ltd.	26,000	263,187
Getac Technology Corp.	164,000	218,926
Gigabyte Technology Co. Ltd.	203,000	293,784
Ginko International Co. Ltd.	21,000	129,869
Global Unichip Corp.	30,000	216,845
Goldsun Building Materials Co. Ltd.	640,000	176,943
Gourmet Master Co. Ltd.	35,821	196,031
Grand Pacific Petrochemical	345,000	229,727
Grape King Bio Ltd.	46,000	315,761
Great Wall Enterprise Co. Ltd.	226,466	276,165
Greatek Electronics Inc.	135,000	176,584
HannStar Display Corp.	999,320	220,016
Holtek Semiconductor Inc.	73,000	154,948
Holy Stone Enterprise Co. Ltd.	52,050	160,040
Hota Industrial Manufacturing Co. Ltd.	76,192	221,737
Hsin Kuang Steel Co. Ltd.	103,000	101,004
HTC Corp.(a)	265,000	302,618
Huaku Development Co. Ltd.	102,080	276,734
Hung Sheng Construction Ltd.	243,400	167,849
International CSRC Investment Holdings Co.	231,810	277,915
International Games System Co. Ltd.	26,000	219,597
ITEQ Corp.	67,600	185,826
Jih Sun Financial Holdings Co. Ltd.	568,752	191,608
Kenda Rubber Industrial Co. Ltd.	238,341	220,529
Kindom Construction Corp.	159,000	142,088
King Slide Works Co. Ltd.	25,000	240,411
King Yuan Electronics Co. Ltd.	411,000	341,931
King’s Town Bank Co. Ltd.	319,000	335,019
Kinpo Electronics	581,000	188,383
Kinsus Interconnect Technology Corp.	106,000	132,783
LandMark Optoelectronics Corp.	27,400	196,318
Lealea Enterprise Co. Ltd.	278,590	87,774
Lien Hwa Industrial Corp.	271,494	311,322
Long Chen Paper Co. Ltd.	217,751	100,222
Lotes Co. Ltd.	27,968	197,291
Lotus Pharmaceutical Co. Ltd.(a)	35,000	114,591
Lung Yen Life Service Corp.	80,000	162,973
Machvision Inc.	13,000	155,034

Security	Shares	Value

Taiwan (continued)
Macronix International	697,000	$465,218
Makalot Industrial Co. Ltd.	69,559	456,575
Mercuries & Associates Holding Ltd.	169,436	95,404
Mercuries Life Insurance Co. Ltd.(a)	483,246	165,095
Merida Industry Co. Ltd.	79,000	429,830
Merry Electronics Co. Ltd.	68,224	339,906
Mitac Holdings Corp.	316,509	294,357
momo.com Inc.	18,000	149,181
Nan Kang Rubber Tire Co. Ltd.	198,000	222,349
OBI Pharma Inc.(a)	49,000	220,103
On-Bright Electronics Inc.	14,000	64,437
Oriental Union Chemical Corp.	230,000	177,161
Pan Jit International Inc.(a)	111,000	86,904
Pan-International Industrial Corp.	187,722	140,439
Parade Technologies Ltd.	26,000	400,949
PChome Online Inc.(a)	42,305	161,927
PharmaEngine Inc.	41,756	117,557
PharmaEssentia Corp.(a)	65,000	244,682
Pharmally International Holding Co. Ltd.	16,851	116,738
Pixart Imaging Inc.	49,635	201,759
Poya International Co. Ltd.	23,453	277,467
President Securities Corp.	315,741	135,835
Primax Electronics Ltd.	153,000	233,523
Prince Housing & Development Corp.	549,917	204,398
Qisda Corp.	589,000	360,527
Radiant Opto-Electronics Corp.	162,000	512,456
Radium Life Tech Co. Ltd.(a)	281,707	123,866
Ritek Corp.(a)	548,218	148,619
Roo Hsing Co. Ltd.(a)	255,000	117,367
Run Long Construction Co. Ltd.	74,000	151,921
Sanyang Motor Co. Ltd.	344,820	233,425
ScinoPharm Taiwan Ltd.	114,708	93,254
SDI Corp.	56,000	113,196
Sercomm Corp.	83,000	172,761
Shin Zu Shing Co. Ltd.	59,000	204,365
Shining Building Business Co. Ltd.(a)	212,300	68,836
Shinkong Synthetic Fibers Corp.	462,135	197,353
Sigurd Microelectronics Corp.	171,000	154,975
Silergy Corp.	27,000	382,633
Simplo Technology Co. Ltd.	61,600	477,406
Sinbon Electronics Co. Ltd.	82,000	276,251
Sino-American Silicon Products Inc.	190,000	474,211
Sinyi Realty Inc.	138,778	147,503
Sitronix Technology Corp.	42,000	167,402
Soft-World International Corp.	28,140	63,023
Sporton International Inc.	27,330	165,125
St. Shine Optical Co. Ltd.	19,000	325,156
Sunny Friend Environmental Technology Co. Ltd.	24,000	197,770
Supreme Electronics Co. Ltd.	169,000	168,666
TA Chen Stainless Pipe	335,188	467,063
Taichung Commercial Bank Co. Ltd.	854,400	331,084
TaiDoc Technology Corp.	22,000	96,734
Tainan Spinning Co. Ltd.	553,190	216,989
Taiwan Cogeneration Corp.	179,000	152,883
Taiwan Fertilizer Co. Ltd.	304,000	479,861
Taiwan Glass Industry Corp.	462,000	177,566
Taiwan Hon Chuan Enterprise Co. Ltd.	129,004	211,385
Taiwan Paiho Ltd.	95,050	234,825
Taiwan Secom Co. Ltd.	113,450	319,759
Taiwan Semiconductor Co. Ltd.	82,000	111,538

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Shin Kong Security Co. Ltd.	189,640	$228,558
Taiwan Styrene Monomer	212,000	162,961
Taiwan Surface Mounting Technology Corp.	88,000	146,980
Taiwan TEA Corp.	351,000	181,537
Taiwan Union Technology Corp.	86,000	307,410
TCI Co. Ltd.	29,181	463,388
Teco Electric and Machinery Co. Ltd.	763,000	551,508
Test Research Inc.	62,000	107,869
Ton Yi Industrial Corp.	486,000	192,171
Tong Hsing Electronic Industries Ltd.	60,000	192,645
Tong Yang Industry Co. Ltd.	133,133	184,038
Topco Scientific Co. Ltd.	68,000	176,601
TPK Holding Co. Ltd.	115,000	182,618
Transcend Information Inc.	64,000	145,158
Tripod Technology Corp.	157,000	499,122
TSRC Corp.	255,000	226,263
TTY Biopharm Co. Ltd.	97,450	247,228
Tung Ho Steel Enterprise Corp.	281,000	196,889
TXC Corp.	114,000	120,987
U-Ming Marine Transport Corp.	202,000	200,962
Unimicron Technology Corp.	474,000	449,072
Union Bank of Taiwan	379,000	143,867
Unitech Printed Circuit Board Corp.	210,420	125,137
United Integrated Services Co. Ltd.	56,400	259,587
United Renewable Energy Co. Ltd.(a)	823,563	248,534
UPC Technology Corp.	345,458	122,939
USI Corp.	557,070	211,462
Visual Photonics Epitaxy Co. Ltd.	62,425	146,522
Voltronic Power Technology Corp.	20,077	375,342
Wafer Works Corp.	191,681	203,126
Wah Lee Industrial Corp.	120,000	202,705
Walsin Lihwa Corp.	1,037,000	516,655
Waterland Financial Holdings Co. Ltd.	823,178	273,416
Win Semiconductors Corp.	1	6
Wistron NeWeb Corp.	104,481	233,998
WT Microelectronics Co. Ltd.	224,757	273,014
XinTec Inc.(a)	67,000	68,987
Xxentria Technology Materials Corp.	61,000	148,002
Yang Ming Marine Transport Corp.(a)	460,820	118,512
YFY Inc.	610,000	227,695
Yieh Phui Enterprise Co. Ltd.	600,782	175,792
Yulon Finance Corp.	48,000	169,300
Yulon Motor Co. Ltd.	350,000	264,057
YungShin Global Holding Corp.	67,200	90,025

		45,620,540

Thailand — 4.6%
AEON Thana Sinsap Thailand PCL, NVDR	40,500	263,623
Amata Corp. PCL, NVDR(b)	388,400	267,545
Asia Aviation PCL, NVDR	1,595,700	201,684
Bangchak Corp. PCL, NVDR(b)	451,100	420,490
Bangkok Airways PCL, NVDR	486,400	169,062
Bangkok Chain Hospital PCL, NVDR	638,700	324,925
Bangkok Land PCL, NVDR	7,904,100	394,612
Bangkok Life Assurance PCL, NVDR	244,400	212,371
Beauty Community PCL, NVDR(b)	894,700	121,564
Carabao Group PCL, NVDR	98,300	207,332
CH Karnchang PCL, NVDR	597,700	505,205
Chularat Hospital PCL, NVDR	2,413,600	169,309
CK Power PCL, NVDR	963,600	185,732
Eastern Polymer Group PCL, NVDR	657,300	106,962

Security	Shares	Value

Thailand (continued)
Eastern Water Resources Development and Management PCL, NVDR	685,900	$257,910
Esso Thailand PCL, NVDR	511,300	152,675
GFPT PCL, NVDR	319,000	160,269
Gunkul Engineering PCL, NVDR(b)	1,896,699	176,200
Hana Microelectronics PCL, NVDR(b)	252,700	198,024
Italian-Thai Development PCL, NVDR	1,957,700	139,803
Jasmine International PCL, NVDR(b)	1,635,000	309,977
KCE Electronics PCL, NVDR	233,700	127,751
Khon Kaen Sugar Industry PCL, NVDR(b)	1,325,030	117,232
Kiatnakin Bank PCL, NVDR(b)	149,132	309,833
LPN Development PCL, NVDR(b)	765,400	168,087
Major Cineplex Group PCL, NVDR	282,000	256,181
MBK PCL, NVDR	489,900	326,626
Mega Lifesciences PCL, NVDR	143,700	158,923
Pruksa Holding PCL, NVDR	363,800	232,207
PTG Energy PCL, NVDR(b)	341,300	180,100
Quality Houses PCL, NVDR	4,322,067	412,438
Siam Global House PCL, NVDR(b)	717,779	362,887
Siamgas & Petrochemicals PCL, NVDR	358,800	106,571
Sino-Thai Engineering & Construction PCL, NVDR	358,628	281,032
Sri Trang Agro-Industry PCL, NVDR	338,680	125,209
Srisawad Corp PCL, NVDR	312,137	490,681
Supalai PCL, NVDR	708,800	499,447
Super Energy Corp. PCL, NVDR(a)	5,930,800	118,063
Taokaenoi Food & Marketing PCL, NVDR(b)	237,900	63,144
Thai Airways International PCL, NVDR(a)(b)	397,100	126,731
Thai Vegetable Oil PCL, NVDR	276,200	229,094
Thanachart Capital PCL, NVDR	159,100	266,444
Tipco Asphalt PCL, NVDR	291,900	181,703
Tisco Financial Group PCL, NVDR	98,840	275,618
TTW PCL, NVDR(b)	987,100	417,952
U City PCL, NVDR(a)(b)	1,242,000	80,844
WHA Corp. PCL, NVDR	4,198,800	565,191
Workpoint Entertainment PCL, NVDR	97,200	63,269

		11,488,532

Turkey — 1.1%
Aygaz AS	56,177	85,291
Coca-Cola Icecek AS	34,630	161,529
Dogan Sirketler Grubu Holding AS	428,534	78,574
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	758,345	148,144
Enerjisa Enerji AS(c)	134,056	122,900
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	338,657	126,511
Koza Altin Isletmeleri AS(a)	20,647	168,342
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	78,716	93,747
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	16,963	99,470
MLP Saglik Hizmetleri AS(a)(c)	35,055	73,706
Otokar Otomotiv Ve Savunma Sanayi AS	5,222	92,437
Pegasus Hava Tasimaciligi AS(a)	14,257	85,997
Petkim Petrokimya Holding AS(a)	325,144	269,670
Sasa Polyester Sanayi AS(a)	75,826	80,950
Soda Sanayii AS	170,773	203,383
Tekfen Holding AS	83,076	354,190
Trakya Cam Sanayii AS	230,788	111,525
Turkiye Halk Bankasi AS	239,013	217,074
Ulker Biskuvi Sanayi AS(a)	73,227	239,044

		2,812,484

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates — 0.6%
Air Arabia PJSC(a)	1,034,729	$290,155
Amanat Holdings PJSC	640,442	170,873
Arabtec Holding PJSC	271,256	113,728
Dana Gas PJSC	1,319,133	355,542
Drake & Scull International PJSC(a)(d)	241,185	20,644
Dubai Financial Market PJSC	1,049,162	203,086
Dubai Investments PJSC	838,740	292,284
DXB Entertainments PJSC(a)	1,597,071	86,960

		1,533,272

Total Common Stocks — 97.5% (Cost: $252,957,547)		241,338,353

Preferred Stocks

Brazil — 2.1%
Alpargatas SA, Preference Shares, NVS	80,550	377,810
Azul SA, Preference Shares, NVS	104,100	1,042,489
Banco ABC Brasil SA, Preference Shares, NVS	29,269	135,189
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	71,900	436,242
Banco Inter SA, Preference Shares, NVS(c)	9,500	163,187
Bradespar SA, Preference Shares, NVS	84,600	663,504
Cia. de Saneamento do Parana, Preference Shares, NVS	36,200	125,124
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	70,500	477,276
Cia. Paranaense de Energia, Preference Shares, NVS	38,300	469,651
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	40,900	281,903
Marcopolo SA, Preference Shares, NVS	215,269	200,179
Metalurgica Gerdau SA, Preference Shares, NVS	265,900	440,178
Randon SA Implemetos e Participacoes, Preference Shares, NVS	73,025	158,198
Unipar Carbocloro SA, Preference Shares, NVS	16,700	157,000

		5,127,930

Chile — 0.1%
Coca-Cola Embonor SA, Class B, Preference Shares	104,937	228,627

Colombia — 0.0%
Avianca Holdings SA, Preference Shares, NVS	138,817	64,252

Total Preferred Stocks — 2.2% (Cost: $4,078,026)		5,420,809

Security	Shares	Value

Warrants

Thailand — 0.0%
Samart Corp. PCL (Expires 05/17/21)(a)	101,933	$2,061

Total Warrants — 0.0% (Cost: $0)		2,061

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(f)(g)(h)	16,139,731	16,146,187

Total Short-Term Investments — 6.5% (Cost: $16,139,893)		16,146,187

Total Investments in Securities — 106.2% (Cost: $273,175,466)		262,907,410

Other Assets, Less Liabilities — (6.2)%		(15,265,115)

Net Assets — 100.0%		$247,642,295

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	21,372,298	(5,232,567)	16,139,731	$16,146,187	$725,407	(a)	$1,050	$(118)
BlackRock Cash Funds: Treasury, SL Agency Shares	768,641	(768,641)	—	—	5,744		—	—

				$16,146,187	$731,151		$1,050	$(118)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$240,891,336	$61,991	$385,026	$241,338,353
Preferred Stocks	5,420,809	—	—	5,420,809
Warrants	2,061	—	—	2,061
Money Market Funds	16,146,187	—	—	16,146,187

	$262,460,393	$61,991	$385,026	$262,907,410

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares